ALLOWANCE FOR LOAN LOSSES (Schedule of Primary Segments of Allowance for Loan Losses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		$ 618	$ 548	$ 468
Charge-offs
Recoveries
Provisions		(53)	70	80
ALLL balance at June 30		565	618	548
Individually evaluated for impairment
Collectively evaluated for impairment		565	618	548
Total ALLL balance		565	618	548
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		449	405	356
Charge-offs
Recoveries
Provisions		(60)	44	49
ALLL balance at June 30		389	449	405
Individually evaluated for impairment
Collectively evaluated for impairment		389	449	405
Total ALLL balance		389	449	405
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		38	46	24
Charge-offs
Recoveries
Provisions		12	(8)	22
ALLL balance at June 30		50	38	46
Individually evaluated for impairment
Collectively evaluated for impairment		50	38	46
Total ALLL balance		50	38	46
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		6	10
Charge-offs
Recoveries
Provisions		5	(4)	10
ALLL balance at June 30		11	6	10
Individually evaluated for impairment
Collectively evaluated for impairment		11	6	10
Total ALLL balance		11	6	10
Multi Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		26	17	18
Charge-offs
Recoveries
Provisions		(2)	9	(1)
ALLL balance at June 30		24	26	17
Individually evaluated for impairment
Collectively evaluated for impairment		24	26	17
Total ALLL balance		24	26	17
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		66	37	35
Charge-offs
Recoveries
Provisions		(7)	29	2
ALLL balance at June 30		59	66	37
Individually evaluated for impairment
Collectively evaluated for impairment		59	66	37
Total ALLL balance		59	66	37
Consumer Loans [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1		32	30	31
Charge-offs
Recoveries
Provisions			2	(1)
ALLL balance at June 30		32	32	30
Individually evaluated for impairment
Collectively evaluated for impairment		32	32	30
Total ALLL balance		32	32	30
Commercial Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
ALLL balance at July 1	[1]	1	3	4
Charge-offs	[1]
Recoveries	[1]
Provisions	[1]	(1)	(2)	(1)
ALLL balance at June 30	[1]		1	3
Individually evaluated for impairment	[1]
Collectively evaluated for impairment	[1]		1	3
Total ALLL balance	[1]		$ 1	$ 3

[1]	Not secured by real estate.